Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (FY) (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory income tax rate		(21.00%)	(21.00%)
State taxes, net of federal benefit		(10.00%)	(1.60%)
Federal and state research and development tax credits		(4.10%)	(2.50%)
In-process research and development	[1]	0.00%	10.40%
Other		(1.80%)	1.20%
Change in deferred tax asset valuation allowance		36.90%	13.50%
Effective Income Tax Rate Reconciliation, Percent, Total		0.00%	0.00%

[1]	Represents the tax effect on the in-process research and development expense recorded on the acquisition of PTI